S000107715 [Member] Performance Management - NORTHERN TRUST 2031 INFLATION-LINKED DISTRIBUTING LADDER ETF	Aug. 21, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
Updated performance information for the Fund will be available and may be obtained on the Fund’s website at etfs.ntam.northerntrust.com or by calling 1‑855‑353‑9383.

Performance One Year or Less [Text]	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	etfs.ntam.northerntrust.com
Performance Availability Phone [Text]	1‑855‑353‑9383